5. CASH AND CASH EQUIVALENTS: Schedule of Cash and Cash Equivalents (Details) - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
Details
Cash		$ 38,097,832	$ 7,408,166
Cash equivalents	[1]	96,151	2,125,963
Cash and cash equivalents	[2]	$ 38,193,983	$ 9,534,129

[1]	Cash equivalents consist of redeemable GICs with maturities of 3 to 10 months and interest rates between 1.75% and 2.25%.
[2]	5.CASH AND CASH EQUIVALENTS